Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	$ 420.9	$ 434.9
Unearned Premiums	1.9	2.0
Case Reserves	15.5	16.9
Incurred But Not Reported Reserves	0.2	0.2
Universal life and other products no longer offered
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Case Reserves	0.4	0.4
Incurred But Not Reported Reserves	0.0	0.0
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	420.9	434.9
Unearned Premiums	1.9	2.0
Case Reserves	0.0	0.0
Incurred But Not Reported Reserves	0.0	0.0
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Case Reserves	15.1	16.5
Incurred But Not Reported Reserves	$ 0.2	$ 0.2